CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Conjur [Member]
Cash and cash equivalents acquired		$ 379
Vaultive [Member]
Cash and cash equivalents acquired	$ 21